Reconciliation of Financial Statements to Form 5500 - Reconciliation of Total Deductions (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Distributions to participants	$ 645,452
Add: Amounts allocated to withdrawing participants at December 31, 2025	5
Add: Deemed distributions of participant loans at December 31, 2025	759
Less: Amounts allocated to withdrawing participants at December 31, 2024	(1,751)
Less: Deemed distributions of participant loans at December 31, 2024	(781)
Benefits paid to participants per the Form 5500	$ 643,684